Transactions and Balances with Related Parties (Details)	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Transactions and Balances with Related Parties (Details) [Line Items]
Loan		$ 521,208,000	$ 707,851
Interest		120,494,000	217,357
Value added tax payables		18,596,000	33,945
Balance amount		660,298,000	959,153
Interest amount	$ 959,153,000	915,553,000
Industrias CH, S.A.B. de C.V. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Loan		186,752,000
Interest		59,054,000
Value added tax payables		9,449,000
Balance amount		255,255,000
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balance amount		$ 154,605,000
Amount received	$ 145,910		$ 7,742,685,000
USD [Member] | IndustriasChSabdecvMember
Transactions and Balances with Related Parties (Details) [Line Items]
Loan				$ 25,400